Impact on Regulatory Capital RWA and Leverage Exposure 1 (Tables)	3 Months Ended
Jun. 30, 2018
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Abstract]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 Fully loaded [text block table]

Fully loaded

in € m.	Total shareholders’ equity per accounting balance sheet	Common Equity Tier 1 capital	Tier 1 Capital
Balance as of Dec 31, 2017	63,174	48,300	52,921
IFRS 9 changes from	(870)	(870)	(870)
Classification and Measurement	(193)	(193)	(193)
Impairments	(677)	(677)	(677)
Tax effects from	199	199	199
Classification and Measurement	65	65	65
Impairments	134	134	134
IFRS 9 impact net of tax	(671)	(671)	(671)
Changes to regulatory deductions
Negative amounts resulting from the calculation of expected loss amounts		278	278
Balance as of Jan 1, 2018[1]	62,503	47,907	52,528

[1]Pro forma.

Impact on Regulatory Capital, RWA, and Leverage Exposure 1 Transitional rules [text block table]

Transitional rules

in € m.	Total shareholders’ equity per accounting balance sheet	Common Equity Tier 1 capital	Tier 1 Capital
Balance as of Dec 31, 2017	63,174	50,808	57,631
IFRS 9 changes from	(870)	(870)	(870)
Classification and Measurement	(193)	(193)	(193)
Impairments	(677)	(677)	(677)
Tax effects from	199	199	199
Classification and Measurement	65	65	65
Impairments	134	134	134
IFRS 9 impact net of tax	(671)	(671)	(671)
Changes to regulatory deductions
Negative amounts resulting from the calculation of expected loss amounts		223	278
Balance as of Jan 1, 2018[1]	62,503	50,359 [2]	57,238

[1]Pro forma.

[2] Pro forma view considering 80 % phase-in according to CRR transitional rules.